Segment information	9 Months Ended
Sep. 30, 2023
Operating Segments [Abstract]
Segment information	Segment informationThe Company is managed and operated as one business. A single management team that reports to the chief executive officer comprehensively manages the entire business. Accordingly, the Company views its business and manages its operations as one operating segment.